INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of income and social contribution taxes recoverable

	12.31.2024	12.31.2023
Income taxes recoverable	711,237	649,400
Social contribution taxes recoverable	141,457	103,193
Total	852,694	752,593

Schedule of income and social contribution taxes payable
Schedule of significant components of deferred income and social contribution taxes

	Balance on 12.31.2022	Income statement	Comprehensive income	Balance on 12.31.2023	Income statement	Comprehensive income	IPNET Business Combination (Note 1.c.6)	Balance on 12.31.2024
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses(1)	2,366,710	(268,979)	—	2,097,731	(376,950)	—	—	1,720,781
Income and social contribution taxes on temporary differences(2)	(5,819,338)	400,539	79,573	(5,339,226)	(77,430)	(149,400)	(12,187)	(5,578,243)
Provision for legal, labor, tax civil and regulatory contingencies	2,455,389	(65,121)	—	2,390,268	(321,522)	—	19,604	2,088,350
Trade accounts payable and other provision	1,505,360	390,283	—	1,895,643	465,563	—	—	2,361,206
Customer portfolio and trademarks	(210,441)	32,283	—	(178,158)	33,959	—	—	(144,199)
Estimated losses on impairment of accounts receivable	666,399	(44,353)	—	622,046	(623)	—	(1,542)	619,881
Estimated losses from modems and other P&E items	181,821	(71,836)	—	109,985	4,794	—	—	114,779
Pension plans and other post-employment benefits	258,308	26,798	79,229	364,335	30,067	(149,103)	—	245,299
Profit sharing	189,748	33,672	—	223,420	(13,590)	—	—	209,830
Licenses	(2,453,258)	86,856	—	(2,366,402)	157,762	—	—	(2,208,640)
Goodwill from incorporated companies (Spanish and Navytree, Vivo Part., GVTPart., Garliava and Vita IT)	(7,240,590)	(203,217)	—	(7,443,807)	(234,417)	—	—	(7,678,224)
Property and equipment of small value	(1,029,338)	(161,340)	—	(1,190,678)	(56,360)	—	—	(1,247,038)
Technological Innovation Law	(9,774)	2,616	—	(7,158)	1,440	—	—	(5,718)
On other temporary differences	(132,962)	373,898	344	241,280	(144,503)	(297)	(30,249)	66,231
Total deferred tax (Liabilities), non-current	(3,452,628)	131,560	79,573	(3,241,495)	(454,380)	(149,400)	(12,187)	(3,857,462)

Deferred tax assets	8,674,222			9,177,084				8,947,536
Deferred tax liabilities	(12,126,850)			(12,418,579)				(12,804,998)
Deferred tax liabilities, net	(3,452,628)			(3,241,495)				(3,857,462)

Represented in the balance sheet as follows:
Deferred tax assets of subsidiaries	379,093			177,245				158,215
Deferred tax (Liabilities)	(3,831,721)			(3,418,740)				(4,015,677)

(1)Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.
(2)Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.

Schedule of expected realization of deferred taxes

Year
2025	3,001,336
2026	785,851
2027	747,577
2028	118,077
2029	(153,879)
2030 onwards	(8,356,424)
Total	(3,857,462)

Schedule of reconciliation of income and social contribution tax expense

	2024	2023	2022
Income before taxes	6,763,809	5,573,916	4,831,591
Income and social contribution tax expenses, at the tax rate of 34%	(2,299,695)	(1,895,131)	(1,642,741)
Permanent differences
Tax benefit related to interest on equity allocated	1,055,700	881,202	705,500
IR and CS on interest SELIC update of undue debts	—	89,254	277,424
Non-deductible expenses, gifts, incentives	(128,670)	(95,677)	(84,844)
Exploration profit	85,369	90,258	76,174
Equity pickup	(1,479)	(4,623)	(8,072)
Unclaimed interest on equity	(19,182)	(19,253)	(56,933)
Deferred taxes on tax losses, negative basis and temporary differences recognized in subsidiaries	—	84,274	—
Other (additions) exclusions, net(1)	101,480	335,757	(40,197)
Tax debits	(1,206,477)	(533,939)	(773,689)

Effective rate	17.8%	9.6%	16.0%
Current income and social contribution taxes	(752,097)	(665,499)	(1,126,498)
Deferred income and social contribution taxes	(454,380)	131,560	352,809

.
(1)In 2023, it includes R$320,700 related to deductible temporary differences arising from the acquisition of Garliava whose corresponding deferred income tax asset was not recognized upon acquisition and realized during the year 2023.